SALES-TYPE LEASES (Tables)	12 Months Ended
Sep. 30, 2013
Leases, Capital [Abstract]
Schedule Of Capital Leases Net Investment In Sales Type Leases [Table Text Block]
The components of the net investment in sales-type leases are as follows as of September 30, 2013 and 2012. The implicit interest rate is 6.65% per annum.

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Future minimum lease payments receivable	$-	$1,502
Unguaranteed residual values	-	91
Unearned income	-	(50)
Net investment in sales-type leases	-	1,543
Less: current portion	-	1,210
Net investment in sales-type leases, less current portion	$-	$333